SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation costs		$ 2,560
Unrecognized compensation costs, period of recognition		2 years 2 months 26 days
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		4 years
Stock Option Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares reserved for future issuance		36,012,967
In-the-money options outstanding		180,000	1,823,939
Intrinsic value of options exercised		$ 9	$ 1,894	$ 14,003
Weighted-average grant-date fair value of options granted		$ 5.48	$ 6.77	$ 6.87
Total unrecognized compensation costs		$ 1,922
Unrecognized compensation costs, period of recognition		7 months 13 days
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		4 years
Total unrecognized compensation costs		$ 43,352
Unrecognized compensation costs, period of recognition		2 years 9 months 25 days
Weighted average fair value at grant date of non-vested shares		$ 15.82	21.31	32.57
Weighted average fair value at grant date of vested shares		29.01	23.65	21.77
Weighted average fair value at grant date of forfeited shares		$ 27.16	$ 22.88	$ 24.32
Treasury stock, at cost [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Repurchase of shares, authorized amount	$ 80,000				$ 80,000
Additional amount increase in plan 2022	20,000
Total amount increase in plan 2022	$ 100,000
Sharebased payment award expiration period	Oct. 31, 2023